Financial Liabilities - Schedule of Conversion Component of Convertible Loans (Details)		12 Months Ended
	Apr. 02, 2025	Dec. 31, 2024 $ / shares	Dec. 31, 2024 ₪ / shares
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate	20.00%	4.25%	4.25%
Expected term (years)		5 months 12 days	5 months 12 days
Expected volatility		135.38%	135.38%
Exercise price (in Dollars per share) | (per share)		$ 5	₪ 17.77
Underlying share price (in Dollars per share)		$ 6.9
Shyana- Loan Agreements -Black Scholes- option [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate		4.25%	4.25%
Expected volatility		143.23%	143.23%
Underlying share price (in Dollars per share)		$ 6.9
Lind- Conversion component [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate		4.18%	4.18%
Expected term (years)		1 year 3 months	1 year 3 months
Expected volatility		149.39%	149.39%
Exercise price (in Dollars per share)		$ 9
Underlying share price (in Dollars per share)		$ 6.9
Lind-Black Scholes- option [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate		4.30%	4.30%
Expected term (years)		3 years 7 months 24 days	3 years 7 months 24 days
Expected volatility		143.23%	143.23%
Exercise price (in Dollars per share)		$ 35
Underlying share price (in Dollars per share)		$ 6.9
2023 Accreditor Investors- Conversion component [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate		4.26%	4.26%
Expected term (years)		2 years 6 months	2 years 6 months
Expected volatility		143.23%	143.23%
Underlying share price (in Dollars per share)		$ 6.9
Gottdiener-Black Scholes- Option [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Underlying share price (in Dollars per share)		$ 6.9
Gottdiener-Monte Carlo- Conversion component [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate		4.40%	4.40%
Expected term (years)		7 months 2 days	7 months 2 days
Expected volatility		135.82%	135.82%
Underlying share price (in Dollars per share)		$ 6.9
Claymore-Black Scholes- Option [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Underlying share price (in Dollars per share)		$ 6.9
Claymore-Black Scholes- Conversion Component [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Expected volatility		143.57%	143.57%
Exercise price (in Dollars per share)		$ 5
Underlying share price (in Dollars per share)		$ 6.9
JJ-Black Scholes- Option [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate		4.32%	4.32%
Expected term (years)		5 years	5 years
Expected volatility		143.23%	143.23%
Exercise price (in Dollars per share)		$ 8.5
Underlying share price (in Dollars per share)		6.9
Bottom of range [member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Exercise price (in Dollars per share) | (per share)		$ 0.4	₪ 1.4
Bottom of range [member] | Shyana- Loan Agreements -Black Scholes- option [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Expected term (years)		1 year 1 month 13 days	1 year 1 month 13 days
Exercise price (in Dollars per share)		$ 11.7
Bottom of range [member] | Gottdiener-Black Scholes- Option [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate		4.10%	4.10%
Expected term (years)		2 years 2 months 8 days	2 years 2 months 8 days
Expected volatility		140.00%	140.00%
Exercise price (in Dollars per share)		$ 5
Bottom of range [member] | Claymore-Black Scholes- Option [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate		4.27%	4.27%
Expected term (years)		1 year 7 months 17 days	1 year 7 months 17 days
Expected volatility		140.24%	140.24%
Exercise price (in Dollars per share)		$ 5
Bottom of range [member] | Claymore-Black Scholes- Conversion Component [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate		4.24%	4.24%
Expected term (years)		1 year 7 months 17 days	1 year 7 months 17 days
Top of range [member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Exercise price (in Dollars per share) | (per share)		$ 165.1	₪ 610.9
Top of range [member] | Shyana- Loan Agreements -Black Scholes- option [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Expected term (years)		2 years 2 months 12 days	2 years 2 months 12 days
Exercise price (in Dollars per share)		$ 28.5
Top of range [member] | Gottdiener-Black Scholes- Option [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate		4.26%	4.26%
Expected term (years)		2 years 10 months 6 days	2 years 10 months 6 days
Expected volatility		143.23%	143.23%
Exercise price (in Dollars per share)		$ 7
Top of range [member] | Claymore-Black Scholes- Option [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate		4.68%	4.68%
Expected term (years)		2 years 10 months 28 days	2 years 10 months 28 days
Expected volatility		143.57%	143.57%
Exercise price (in Dollars per share)		$ 7
Top of range [member] | Claymore-Black Scholes- Conversion Component [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate		4.25%	4.25%
Expected term (years)		1 year 10 months 28 days	1 year 10 months 28 days